Restricted net assets and parent company only condensed financial information - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current assets
Total non-current assets	¥ 270,444	$ 42,439	¥ 183,833
Current assets
Other receivables and prepayments	97,895	15,361	42,420
Amounts due from Group companies	597	94	214
Financial assets at fair value through profit or loss	151,443	23,765	140,294
Derivative financial instruments	2,002	314	196
Cash and cash equivalents	639,042	100,280	1,375,766	$ 215,887	¥ 139,954	¥ 62,126
Total current assets	1,247,175	195,709	1,786,065
Total assets	1,517,619	238,148	1,969,898
Non-current liabilities
Total non-current liabilities	42,477	6,666	48,509
Current liabilities
Total current liabilities	265,090	41,598	228,844
Total liabilities	307,567	48,264	277,353
Net (liabilities)/assets	1,210,052	189,884	1,692,545
SHAREHOLDERS' EQUITY
Share capital	61	9	59
Share premium	6,711,234	1,053,139	6,657,562
Other reserves	(69,091)	(10,841)	(24,701)
Accumulated losses	(5,436,613)	(853,123)	(4,940,375)
Total shareholders' equity	1,210,052	189,884	1,692,545		(1,778,331)	(1,064,046)
Parent
Non-current assets
Interests in subsidiaries	1,138,922	178,722	728,152		223,464
Financial assets at fair value through profit or loss	25,503	4,002
Prepayments	19,766	3,102			4,172
Total non-current assets	1,184,191	185,826	728,152		227,636
Current assets
Other receivables and prepayments	7,170	1,125	12,116		645
Amounts due from Group companies	6,713	1,053	6,982		4,674
Financial assets at fair value through profit or loss	91,562	14,368	31,953
Derivative financial instruments			196
Cash and cash equivalents	44,691	7,013	941,541	$ 147,748	122,104	¥ 0
Total current assets	150,136	23,559	992,788		127,423
Total assets	1,334,327	209,385	1,720,940		355,059
Non-current liabilities
Financial instruments with preferred rights					2,106,334
Amounts due to Group companies	75,457	11,841
Total non-current liabilities	75,457	11,841			2,106,334
Current liabilities
Other payables and accruals	51,837	8,134	27,838		26,492
Amounts due to Group companies	1,442	226	533		530
Amounts due to other related parties			24		34
Total current liabilities	53,279	8,360	28,395		27,056
Total liabilities	128,736	20,201	28,395		2,133,390
Net (liabilities)/assets	1,205,591	189,184	1,692,545		(1,778,331)
SHAREHOLDERS' EQUITY
Share capital	61	9	59		17
Share premium	6,711,234	1,053,139	6,657,562
Treasury shares					(3,578)
Other reserves	(69,091)	(10,841)	(24,701)		69,207
Accumulated losses	(5,436,613)	(853,123)	(4,940,375)		(1,843,977)
Total shareholders' equity	¥ 1,205,591	$ 189,184	¥ 1,692,545		¥ (1,778,331)